Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Card Member loans and receivables exposure
On-balance sheet	$ 115	$ 111
Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	278	265
U.S. [Member]
Card Member loans and receivables exposure
On-balance sheet	94	89
U.S. [Member] | Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	234	219
Non-U.S. [Member]
Card Member loans and receivables exposure
On-balance sheet	21	22
Non-U.S. [Member] | Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	$ 44	$ 46